Derivative financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial instruments
Assets-Total	€ 200	€ 169
Liabilities-Total	(240)	(304)
Notional-Assets Total	12,659	8,159
Notional-Liabilities Total	12,375	7,735
Forward foreign exchange contracts
Fair value of financial instruments
Assets-Trading	74	29
Liabilities-Trading	(23)	(16)
Notional-Assets Trading	6,432	3,716
Notional-Liabilities Trading	6,390	3,917
Currency options bought
Fair value of financial instruments
Assets-Trading		2
Notional-Assets Trading	10	171
Other derivatives
Fair value of financial instruments
Assets-Trading	2
Notional-Assets Trading	25
Notional-Liabilities Trading		9
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	1	1
Liabilities-Hedging	(11)	(3)
Notional-Assets Hedging	1,568	1,423
Notional-Liabilities Hedging	1,394	559
Cash flow hedges | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	28	34
Liabilities-Hedging	(47)	(16)
Notional-Assets Hedging	1,521	933
Notional-Liabilities Hedging	1,571	736
Cash flow hedges | Currency options bought
Fair value of financial instruments
Assets-Hedging		1
Notional-Assets Hedging	7	108
Cash flow hedges | Currency options sold
Fair value of financial instruments
Notional-Liabilities Hedging		6
Fair value hedges | Forward foreign exchange contracts
Fair value of financial instruments
Assets-Hedging	22	83
Liabilities-Hedging	(80)	(14)
Notional-Assets Hedging	577	1,340
Notional-Liabilities Hedging	2,182	588
Fair value hedges | Interest rate swaps
Fair value of financial instruments
Notional-Assets Hedging	185
Fair value hedges | Firm commitments
Fair value of financial instruments
Assets-Hedging	58	19
Liabilities-Hedging	(11)	(101)
Notional-Assets Hedging	2,069	468
Notional-Liabilities Hedging	397	1,105
Cash flow and fair value hedges | Cross currency swaps
Fair value of financial instruments
Assets-Hedging	15
Liabilities-Hedging	(68)	(154)
Notional-Assets Hedging	265
Notional-Liabilities Hedging	€ 441	€ 815